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John Hancock Life Insurance Company
Law Sector T-30
John Hancock Place
P.O. Box 111
Boston, Massachusetts 02117-0111

Via EDGAR

October 2, 2002

U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Room

RE:  John Hancock Life Insurance Company
     John Hancock Variable Life Account UV
     Majestic Variable Universal Life 98 (File Nos. 333-42378 and 811-7766) Rule 497(j) Filing
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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1993, as amended, and in lieu of filing a final printed prospectus for the above captioned registrant, John Hancock Life Insurance Company hereby certifies that:

     (1) the form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in the most recent amendment to the registration statement, and

     (2) the text of the most recent amendment to the registration statement has been filed electronically.

Very truly yours,

/s/ RONALD J. BOCAGE
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Ronald J. Bocage